Document and Entity Information	Jul. 02, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001878897
Document Type	8-K
Document Period End Date	Jul. 02, 2024
Entity Registrant Name	DOUGLAS ELLIMAN INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41054
Entity Tax Identification Number	87-2176850
Entity Address, Address Line One	4400 Biscayne Boulevard
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	(305)
Local Phone Number	579-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	DOUG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false